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United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21822

Federated Managed Pool Series

(Exact name of registrant as specified in charter)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of principal executive offices) (Zip code)

John W. McGonigle, Esquire

Federated Investors, Inc.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code: 412-288-1900

Date of fiscal year end: Various - November 30, December 31

Date of reporting period: 7/1/2015 through 6/30/2016

Item 1. Proxy Voting Record.

Federated Managed Pool Series

Federated Corporate Bond Strategy Portfolio

Federated High-Yield Strategy Portfolio

Federated International Bond Strategy Portfolio

Federated International Dividend Strategy Portfolio

Federated Mortgage Strategy Portfolio

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the above-named funds were entitled to vote.

Registrant Name: Federated Managed Pool Series

Fund Name: Federated Managed Volatility Strategy Portfolio

IssuerName	Country	MeetingDate	MeetingType	Ticker	SecurityID	SymbolType	ProposalText	Proponent	MgmtReco	VoteCast	FundName	LogicalBallotStatus
Money Market Obligations Trust	United States	8/12/2015	Special	CAIXX	60934N369	CUSIP	Elect John T. Collins	Mgmt	For	For	Federated Managed Volatility Strategy Portfolio	Voted
Money Market Obligations Trust	United States	8/12/2015	Special	CAIXX	60934N369	CUSIP	Elect Maureen Lally-Green	Mgmt	For	For	Federated Managed Volatility Strategy Portfolio	Voted
Money Market Obligations Trust	United States	8/12/2015	Special	CAIXX	60934N369	CUSIP	Elect P. Jerome Richey	Mgmt	For	For	Federated Managed Volatility Strategy Portfolio	Voted
Money Market Obligations Trust	United States	8/12/2015	Special	CAIXX	60934N369	CUSIP	Elect G. Thomas Hough	Mgmt	For	For	Federated Managed Volatility Strategy Portfolio	Voted
Money Market Obligations Trust	United States	8/12/2015	Special	CAIXX	60934N369	CUSIP	Permit Involuntary Redemptions	Mgmt	For	For	Federated Managed Volatility Strategy Portfolio	Voted
Money Market Obligations Trust	United States	8/12/2015	Special	CAIXX	60934N369	CUSIP	Reorganizations and Dissolution or Redomicile of the Trust or a Fund	Mgmt	For	For	Federated Managed Volatility Strategy Portfolio	Voted
Money Market Obligations Trust	United States	8/12/2015	Special	CAIXX	60934N369	CUSIP	Future Amendments to Declaration of Trust	Mgmt	For	For	Federated Managed Volatility Strategy Portfolio	Voted

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Managed Pool Series

By (Signature and Title)	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date:	August 25, 2016